FPA Paramount Fund, Inc. (Prospectus Summary) | FPA Paramount Fund, Inc.
SUMMARY SECTION
Investment Objective.
The Fund's primary investment objective is a high total investment return, including capital appreciation and income.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You, your spouse and the following related people (and their spouses) can combine investments to reduce your sales charge: grandparents, parents, siblings, children or grandchildren, aunts or uncles, nieces or nephews;
or by the individual, his or her spouse and a trustee or other fiduciary purchasing securities for related trusts, estates or fiduciary accounts, including employee benefit plans. More information about these and other ways of reducing your sales charge is available in the prospectus section, "Reducing Your Sales Charge,"
and in the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		FPA Paramount Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		2.00%
Redemption Fee (as a percentage of amount redeemed)	[1]	none
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Paramount Fund, Inc.
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Financial Services	0.10%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.93%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	FPA Paramount Fund, Inc.
Expense Example, With Redemption, 1 Year	615
Expense Example, With Redemption, 3 Years	806
Expense Example, With Redemption, 5 Years	1,013
Expense Example, With Redemption, 10 Years	1,608

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its whole portfolio.
Principal Investment Strategies.
The Adviser attempts to concentrate on ownership of high-quality businesses, particularly firms with histories of earning high returns on capital and with modest debt levels. These companies have leading market shares globally and strong managers who have demonstrable track records of wise reinvestment of the business's cash flows.

Although company quality is our principal investment test, the valuation of investments is also an important part of the stock selection process. The
Adviser's primary measure of value is price/earnings ratio. The Adviser seeks out companies undervalued relative to their long-term earnings power or to others of similar quality, but it will not overpay for even the best companies.
It is expected that the Fund's portfolio will have better than average companies selling at valuations similar to or below the market.

Seeking to minimize risk, especially in treacherous economic or stock market environments is an important element of the Adviser's investment process. To do this, the Adviser seeks out companies with relatively unleveraged balance sheets, operating in more predictable, less volatile sectors of the economy, with business models that it can understand. The companies' leading market shares and high operating margins may minimize the volatility of their earnings.
Diversified portfolios and modest relative valuations, typically lower than the global market, also contribute to reducing risk.

The Adviser believes that the most important contributor to the long-term investment performance of the companies held by the Fund is growth in earnings, not changes in valuation (price/earnings ratio). Because growth is driven by earning high returns on capital and successful reinvestment of cash flow, it is necessary to hold most of the portfolio securities in the Fund's portfolio for an extended period in order for this process to come to fruition. Accordingly, portfolio turnover may be very low.

Although there can be a conflict between a very long investment time horizon and a strong value discipline in managing the portfolio, the Adviser is willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the Adviser would not hesitate to trim or eliminate the security from the portfolio. The
Adviser's aim is to reduce portfolio turnover with its concomitant costs and to focus attention on the long-term business fundamentals of the portfolio companies.

The Fund invests primarily in the common stocks of international and U.S.
companies in a variety of industries and market segments. The Adviser's investment process is fundamental and bottom-up, evaluating each company on its own merits. It is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies'
prospects. The Fund's portfolio will have holdings in many industries. The portfolio may be moderately concentrated, with 30-40 positions. Most of these companies will be small to medium market capitalization (up to $10 billion), though ownership of larger companies is permitted. Cash is the residual of the investment process and will normally be a small percent of Fund assets.

The Adviser believes that the Fund's international diversification can yield valuable benefits to shareholders of the Fund by providing exposure to more investment opportunities outside the U.S. that meet the Adviser's investment criteria. The Fund will purchase foreign domiciled companies that meet the
Adviser's usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put us at a competitive disadvantage. The Fund will typically maintain an allocation to foreign domiciled companies of more than 50% of total assets. Additional exposure to foreign business activity is expected to come from purchases of
U.S.-based companies with strong worldwide franchises.
Principal Investment Risks.
o The global markets decline. The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets.

o The market favors one group of stocks over another-growth vs. value, large-cap
vs. small-cap, high-quality companies vs. low-quality, etc.-and the Fund holds investments that are out of favor.

o The Fund's investment approach has resulted in an emphasis on medium and smaller size companies. Investing in smaller companies generally involves greater risk than investing in larger companies and securities of smaller companies are often more volatile, less liquid and more reliant on key products or personnel than larger companies. Also, the portfolio might not reflect all facets of the global economy and could differ significantly from broad market indices.

o An adverse event, such as an unfavorable earnings report, depresses the value of a particular stock, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets, or company-specific events reduce the income or return generated from its securities.

o Foreign markets go down or prices of the Fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, social, economic or political instability or other factors that can adversely affect investments in foreign countries. These factors can make foreign securities less liquid, more volatile and harder to value than U.S.
securities.

Although the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. Government) at the time of purchase, changes in market prices and the assets of the Fund may from time to time cause more than 5% of the Fund's total assets to be invested in the securities of a single company. Such relative concentration is likely to increase the volatility of the Fund's net asset value per share.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because of these and other risks, you could lose money by investing in the Fund.
Updated Performance Information.
To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.

Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 5.25%. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell
3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The
Lipper Mid-Cap Core Fund Average provides an additional comparison of how the
Fund performed in relation to other mutual funds with similar objectives. Funds in this Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis)
below Lipper's USDE large-cap floor. Index returns reflect the reinvestment of all dividends and/or distributions.

The Fund's highest/lowest quarterly results during this time period were: Highest 22.19% (Quarter ended 6/30/09) Lowest (29.12)% (Quarter ended 12/31/08)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA Paramount Fund, Inc.	Before Taxes		(8.74%)	1.71%	6.27%
FPA Paramount Fund, Inc. After Taxes on Distributions	After Taxes on Distributions	[1]	(8.74%)	1.59%	6.17%
FPA Paramount Fund, Inc. After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	[1]	(7.43%)	1.39%	5.45%
FPA Paramount Fund, Inc. Russell 2500	Russell 2500 (reflects no deductions for fees, expenses or taxes)		(2.51%)	1.24%	6.57%
FPA Paramount Fund, Inc. Lipper Mid-Cap Core Fund Average	Lipper Mid-Cap Core Fund Average (reflects no deductions for sales charges or taxes)		(3.62%)	1.17%	5.32%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.